Cumulative Preferred Stock (Authorized) (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 15, 2020	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Issued and Outstanding		58,000,000	58,000,000
Net Proceeds		$ 1,422	$ 1,422
Series A Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 0.5456	$ 0.5456
Preferred Stock, Redemption Price Per Share		$ 25.00
Issued and Outstanding		4,866,814	4,866,814
Net Proceeds		$ 119	$ 119
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share		$ 25.00
Issued and Outstanding		1,133,186	1,133,186
Net Proceeds		$ 28	$ 28
Preferred Stock Dividend Payment Rate Variable		Floating
Series C Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	1.1802	$ 1.1802
Preferred Stock, Redemption Price Per Share		$ 25.00
Issued and Outstanding		10,000,000	10,000,000
Net Proceeds		$ 245	$ 245
Series E Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 1.1250
Preferred Stock, Redemption Price Per Share		$ 25.00
Issued and Outstanding		5,000,000	5,000,000
Net Proceeds		$ 122	$ 122
Series F Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.0505	$ 1.0505
Preferred Stock, Redemption Price Per Share		$ 25.00
Issued and Outstanding		8,000,000	8,000,000
Net Proceeds		$ 195	$ 195
Series H Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 1.2250
Preferred Stock, Redemption Price Per Share		$ 25.00
Issued and Outstanding		12,000,000	12,000,000
Net Proceeds		$ 295	$ 295
Series J Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 1.0625
Preferred Stock, Redemption Price Per Share		$ 25.00
Issued and Outstanding		8,000,000	8,000,000
Net Proceeds		$ 196	$ 196
Series L Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 1.1500
Preferred Stock, Redemption Price Per Share		$ 26.00
Issued and Outstanding		9,000,000	9,000,000
Net Proceeds		$ 222	$ 222